BLACKROCK FUNDSSM

BlackRock Mid-Cap Growth Equity Portfolio

(the “Fund”)

Supplement dated October 18, 2022 to the Statement of Additional Information (“SAI”) of the Fund, dated September 28, 2022, as supplemented to date

The following changes are made to the Fund’s SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Lawrence Kemp, Phil Ruvinsky and William Broadbent are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. On or about April 1, 2023, Lawrence Kemp will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

The sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following table sets forth information about funds and accounts other than the Fund for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of May 31, 2022.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
William Broadbent	3 $2.44 Billion	2 $1.49 Billion	0 $0	0 $0	0 $0	0 $0
Lawrence Kemp*	12 $15.26 Billion	4 $3.68 Billion	0 $0	0 $0	0 $0	0 $0
Phil Ruvinsky	14 $17.70 Billion	4 $3.68 Billion	0 $0	0 $0	0 $0	0 $0

*	On or about April 1, 2023, Lawrence Kemp will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

The sub-section entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

The following table sets forth the dollar range of equity securities of the Fund beneficially owned by each portfolio manager as of May 31, 2022.

Portfolio Manager	Dollar Range
Lawrence Kemp*	$500,001-$1,000,000
Phil Ruvinsky	Over $1 Million
William Broadbent	$100,001-$500,000

*	On or about April 1, 2023, Lawrence Kemp will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.

SAI-MCGE-1022SUP